INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE
Loss before income tax	$ (79,512,792)	$ (71,476,322)	$ (42,397,279)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax credit computed at PRC statutory income tax rate	$ (19,878,198)	$ (17,869,081)	$ (10,599,320)
Impact of PRC preferential income tax rate as qualified TASE	7,951,279	7,147,633	4,239,728
Difference in income tax rates of overseas entities	10,560,029	10,549,985	5,286,487
Research and development super-deduction	(1,724,740)	(569,016)	(718,979)
Research and development tax credits	(569,575)
Nondeductible expenses	3,695	1,054	1,238
Foreign derived intangible income deduction	(487,183)
Changes in valuation allowance	4,517,358	2,277,418	$ 1,790,846
State tax	76,127	291,500
Others	(10,263)	127,880
Income tax expense	$ 459,055	$ 1,701,613